Fair Value Measurements - Summary of Fair Value of the Company's Warrant Liability (Details) - USD ($)	3 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		$ 75,800,000	$ 23,429,000	$ 23,429,000
Ending Balance	$ 5,172,000		75,800,000	23,429,000
Warrant Liability [Member] | Jaws Acquisition Corp
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	71,511,999	67,066,666	0	0
Issuance of warrants			67,066,666	0
Change in fair value	19,028,000	4,445,333	0
Ending Balance	$ 90,539,999	$ 71,511,999	$ 67,066,666	$ 0